Related Party Transactions and Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Amount Contractually Due and Forgiven in Connection With Operation Related Services [Table Text Block]

	Year Ended December 31,				Payable as of
	2012		2011		December 31,
	Incurred	Forgiven	Incurred	Forgiven	2012	2011
One-time fees:
Acquisition fees and related cost reimbursements	$27,138	$—	$1,692	$—	$364	$37
Financing fees and related cost reimbursements	3,350	—	182	—	—	—
Other expense reimbursements	592	—	148	—	18	—
On-going fees:
Base management fees	2,035	1,823	274	274	—	—
Incentive fees	771	771	—	—	—	—
Property management and leasing fees	918	918	15	15	—	—
Total operational fees and reimbursements	$34,804	$3,512	$2,311	$289	$382	$37

Schedule of Selling Commissions and Dealer Manager Fees Payable to Affiliate [Table Text Block]

	Year Ended December 31,		Payable as of December 31,
	2012	2011	2012	2011
Total commissions and fees paid to RCS	$160,614	$11,434	$—	$92

Schedule Of Offering Costs Reimbursements to Related Party [Table Text Block]
The following table details the results of such activities related to offering costs reimbursed to the Manager, the ARCT III Advisor and RCS (amounts in thousands):

	Year Ended December 31,		Payable as of December 31,
	2012	2011	2012	2011
Offering expense reimbursements	$16,264	$4,383	$—	$220

Schedule of General and Administrative Expenses Absorbed by Affiliate [Table Text Block]
The following table details general and administrative expenses absorbed by the Sponsor and the ARCT III Advisor and paid to the Company during the years ended December 31, 2012 and 2011 (amounts in thousands):

	Year Ended December 31,		Receivable as of December 31,
	2012	2011	2012	2011
General and administrative expenses absorbed	$234	$20	$—	$—